SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units [Member]
Number of Shares Underlying Outstanding
Outstanding at beginning of year	14,208
Granted	561,873
Vested	(89,437)
Forfeited	(41,380)
Outstanding at end of year	445,264
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year	$ 13.57
Granted	$ 12.96
Vested	$ 14.68
Forfeited	$ 15.13
Outstanding at end of year	$ 12.43